JPMorgan Equity Focus ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Banks — 2.5%
M&T Bank Corp.	175,211	31,318,966
Biotechnology — 0.9%
Regeneron Pharmaceuticals, Inc.	17,211	10,915,733
Broadline Retail — 5.7%
Amazon.com, Inc. *	374,637	71,278,436
Building Products — 1.4%
Trane Technologies plc	51,327	17,293,093
Capital Markets — 2.3%
Morgan Stanley	244,033	28,471,330
Construction & Engineering — 1.6%
Quanta Services, Inc.	81,689	20,763,710
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	33,810	16,165,575
Consumer Finance — 3.3%
Capital One Financial Corp.	233,271	41,825,490
Containers & Packaging — 1.3%
Packaging Corp. of America	85,712	16,972,690
Electric Utilities — 2.1%
NextEra Energy, Inc.	368,247	26,105,030
Financial Services — 6.5%
Berkshire Hathaway, Inc., Class B *	85,164	45,356,643
Mastercard, Inc., Class A	66,311	36,346,385
		81,703,028
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	72,451	10,719,125
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. *	37,018	18,333,905
Health Care Providers & Services — 4.8%
HCA Healthcare, Inc.	86,356	29,840,316
UnitedHealth Group, Inc.	57,605	30,170,619
		60,010,935
Hotels, Restaurants & Leisure — 4.3%
Booking Holdings, Inc.	4,143	19,086,428
McDonald's Corp.	113,267	35,381,213
		54,467,641
Household Products — 2.7%
Procter & Gamble Co. (The)	195,982	33,399,252
Industrial Conglomerates — 2.2%
Honeywell International, Inc.	131,514	27,848,090
Insurance — 3.3%
Loews Corp.	453,203	41,653,888

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 6.4%
Alphabet, Inc., Class C	144,781	22,619,136
Meta Platforms, Inc., Class A	98,945	57,027,940
		79,647,076
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	37,595	18,707,272
Oil, Gas & Consumable Fuels — 6.3%
EOG Resources, Inc.	285,240	36,579,177
Kinder Morgan, Inc.	1,506,658	42,984,953
		79,564,130
Personal Care Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	221,516	14,620,056
Pharmaceuticals — 1.9%
Eli Lilly & Co.	28,452	23,498,791
Retail REITs — 2.0%
Regency Centers Corp.	338,786	24,988,855
Semiconductors & Semiconductor Equipment — 8.6%
Analog Devices, Inc.	108,528	21,886,842
Broadcom, Inc.	232,238	38,883,608
NVIDIA Corp.	431,225	46,736,166
		107,506,616
Software — 11.5%
HubSpot, Inc. *	27,083	15,472,247
Intuit, Inc.	44,034	27,036,436
Microsoft Corp.	198,493	74,512,287
Palo Alto Networks, Inc. *	155,196	26,482,645
		143,503,615
Specialized REITs — 2.2%
Public Storage	90,564	27,104,900
Specialty Retail — 3.4%
Home Depot, Inc. (The)	70,552	25,856,602
TJX Cos., Inc. (The)	136,077	16,574,179
		42,430,781
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	229,066	50,882,431
Total Common Stocks (Cost $1,100,381,323)		1,221,700,440

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $30,419,616)	30,410,283	30,419,406
Total Investments — 100.0% (Cost $1,130,800,939)		1,252,119,846
Liabilities in Excess of Other Assets — (0.0)% ^		(83,515)
NET ASSETS — 100.0%		1,252,036,331

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,252,119,846	$—	$—	$1,252,119,846

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$7,574,399	$82,743,469	$59,896,966	$(1,287)	$(209)	$30,419,406	30,410,283	$645,297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.